Derivatives - Notional Amounts under Swaps Contracts (Details) - MMBTU MMBTU in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Contract notional amounts	11,965	13,387